Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3	$ 0	$ 0
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 931,102
Fair value assets, ending balance	1,017,413		1,017,413
Fair value liabilities, beginning balance			712,835
Fair value liabilities, ending balance	758,222		758,222
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4,569	3,692	4,033	$ 4,183
Gains (losses) included in earnings	(12)	(276)	(299)	(217)
Gains (losses) included in OCI	127	7	80	38
Purchases (issuances)	1,166	195	1,967	658
Settlement (sales) and other	(98)	(96)	(138)	(1,054)
Transfers into Level 3	(50)	(3)	(15)	(228)
Transfers out of Level 3	(130)	162	(56)	301
Fair value assets, ending balance	5,572	3,681	5,572	3,681
Gains (losses) included in earnings for positions still held	16	(251)	(226)	(228)
Fair value liabilities, beginning balance	(188)	(542)	(301)	(478)
Gains (losses) included in earnings	(11)	(51)	(26)	(42)
Gains (losses) included in OCI	(1)	(1)	2
Purchases (issuances)	(67)	(208)	(180)	(609)
Settlement (sales) and other	38	27	95	115
Transfers into Level 3	(80)	(61)	(297)	(271)
Transfers out of Level 3	81	267	479	716
Fair value liabilities, ending balance	(228)	(569)	(228)	(569)
Gains (losses) included in earnings for positions still held	(9)	(32)	(13)	14
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	741	735	745	680
Gains (losses) included in earnings	22		24
Gains (losses) included in OCI	74	6	77	43
Purchases (issuances)	13		15	32
Settlement (sales) and other	(25)	(4)	(36)	(18)
Fair value assets, ending balance	825	737	825	737
Gains (losses) included in earnings for positions still held	22		20
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	29	31	29	31
Gains (losses) included in OCI	2	(2)		(2)
Fair value assets, ending balance	31	29	31	29
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	123	134	134	143
Gains (losses) included in earnings	1		3
Gains (losses) included in OCI	2	3	(3)	5
Settlement (sales) and other	(4)	(3)	(12)	(14)
Fair value assets, ending balance	122	134	122	134
Gains (losses) included in earnings for positions still held			2
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	589	570	582	506
Gains (losses) included in OCI	70	5	78	40
Purchases (issuances)	13		15	32
Settlement (sales) and other	(21)	(1)	(24)	(4)
Fair value assets, ending balance	672	574	672	574
Gains (losses) included in earnings for positions still held	21
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(649)	(522)	(608)	(493)
Gains (losses) included in earnings	(36)	(68)	(69)	(103)
Gains (losses) included in OCI		1		3
Purchases (issuances)	(4)	34	9	(5)
Settlement (sales) and other	(23)	(42)	(20)	(37)
Transfers into Level 3	2	(28)	2	(19)
Transfers out of Level 3	(4)	(21)	(28)	8
Fair value assets, ending balance	(714)	(646)	(714)	(646)
Gains (losses) included in earnings for positions still held	(35)	(81)	(62)	(115)
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(42)	(53)	56	(51)
Gains (losses) included in earnings	60	7	(65)	(4)
Gains (losses) included in OCI	(2)	(1)	(2)	2
Purchases (issuances)	9	1	(40)	2
Settlement (sales) and other			32	(1)
Transfers into Level 3	0		10
Transfers out of Level 3	14		33	6
Fair value assets, ending balance	24	(46)	24	(46)
Gains (losses) included in earnings for positions still held	59	7	57	(16)
Recurring [member] | Level 3 [member] | Credit Derivatives [Member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1		2
Gains (losses) included in earnings			(2)
Fair value assets, ending balance	0		0
Gains (losses) included in earnings for positions still held			(1)
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(273)	(392)	(256)	(303)
Gains (losses) included in earnings	(43)	(48)	(48)	32
Gains (losses) included in OCI	(9)	(2)	(3)	1
Purchases (issuances)	9	(22)	(7)	(34)
Settlement (sales) and other	36	(7)	44
Transfers into Level 3	(62)	(27)	(171)	(301)
Transfers out of Level 3	87	202	186	309
Fair value assets, ending balance	(255)	(296)	(255)	(296)
Gains (losses) included in earnings for positions still held	(20)	(34)	(99)	75
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(72)	25	(79)	18
Purchases (issuances)	0	0	(29)	6
Settlement (sales) and other	36	(7)	72	(6)
Fair value assets, ending balance	(36)	18	(36)	18
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	5	4	7
Settlement (sales) and other	(1)	(1)	(3)	(3)
Fair value assets, ending balance	1	4	1	4
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,835	1,207	1,274	1,781
Gains (losses) included in earnings	(17)	(63)	(95)	32
Gains (losses) included in OCI	10	(3)	4	(3)
Purchases (issuances)	646	20	1,194	161
Settlement (sales) and other	(58)	(1)	(60)	(815)
Transfers into Level 3	0		106	7
Transfers out of Level 3	(227)	(11)	(234)	(14)
Fair value assets, ending balance	2,189	1,149	2,189	1,149
Gains (losses) included in earnings for positions still held	(15)	(62)	(118)	(43)
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,026	2,687	2,895	2,544
Gains (losses) included in earnings	3	(104)	(44)	(174)
Gains (losses) included in OCI	54	6	4	(8)
Purchases (issuances)	493	162	825	496
Settlement (sales) and other	(48)	(34)	(167)	(174)
Transfers into Level 3	10	52	38	85
Transfers out of Level 3	0	(8)	(13)	(8)
Fair value assets, ending balance	3,538	2,761	3,538	2,761
Gains (losses) included in earnings for positions still held	6	(81)	(23)	(129)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	17	32	32
Gains (losses) included in earnings			(1)
Gains (losses) included in OCI			(1)
Purchases (issuances)	1	3	2	3
Settlement (sales) and other	0	(3)	(1)	(3)
Transfers into Level 3		51		83
Transfers out of Level 3	0		(13)
Fair value assets, ending balance	18	83	18	83
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,009	2,655	2,863	2,544
Gains (losses) included in earnings	3	(104)	(43)	(174)
Gains (losses) included in OCI	54	6	5	(8)
Purchases (issuances)	492	159	823	493
Settlement (sales) and other	(48)	(31)	(166)	(171)
Transfers into Level 3	10	1	38	2
Transfers out of Level 3				(8)
Fair value assets, ending balance	3,520	2,678	3,520	2,678
Gains (losses) included in earnings for positions still held	6	(81)	(23)	(129)
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(188)	(542)	(301)	(478)
Gains (losses) included in earnings	(11)	(51)	(26)	(42)
Gains (losses) included in OCI	(1)	(1)	2
Purchases (issuances)	(67)	(208)	(180)	(609)
Settlement (sales) and other	38	27	95	115
Transfers into Level 3	(80)	(61)	(297)	(271)
Transfers out of Level 3	81	267	479	716
Fair value liabilities, ending balance	(228)	(569)	(228)	(569)
Gains (losses) included in earnings for positions still held	$ (9)	$ (32)	$ (13)	$ 14